Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Post-employment Benefits
Schedule of actuarial assumptions-present value of defined benefit obligations

	2019	2018
Discount rate	7.0%	8.4%
Salary scale	5.0%	5.2%
Inflation rate	3.5%	3.7%

Schedule of reconciliation between defined benefit obligations and post-employment benefit liability (asset)

The reconciliation between defined benefit obligations and post-employment benefit liability (asset) in the consolidated statements of financial position as of December 31, 2019 and 2018, is presented as follows:

			Seniority
	Pensions		Premiums		2019
Vested benefit obligations	Ps.	449,752	Ps.	338,962	Ps.	788,714
Unvested benefit obligations		1,890,108		168,786		2,058,894
Defined benefit obligations		2,339,860		507,748		2,847,608
Fair value of plan assets		1,051,076		328,420		1,379,496
Underfunded status of the plan assets	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112
Post-employment benefit liability	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112

			Seniority
	Pensions		Premiums		2018
Vested benefit obligations	Ps.	312,454	Ps.	305,475	Ps.	617,929
Unvested benefit obligations		1,721,772		137,826		1,859,598
Defined benefit obligations		2,034,226		443,301		2,477,527
Fair value of plan assets		1,108,176		406,854		1,515,030
Underfunded status of the plan assets	Ps.	926,050	Ps.	36,447	Ps.	962,497
Post-employment benefit liability	Ps.	926,050	Ps.	36,447	Ps.	962,497

Schedule of net periodic pension and seniority premium cost

	2019		2018
Service cost	Ps.	131,662	Ps.	129,707
Interest cost		193,344		170,653
Prior service cost for plan amendments		46,846		(8,613)
Interest on plan assets		(112,788)		(120,591)
Net periodic cost	Ps.	259,064	Ps.	171,156

Schedule of defined benefit obligations, plan assets and funded status

			Seniority
	Pensions		Premiums		2019		2018
Defined benefit obligations:
Beginning of year	Ps.	2,034,226	Ps.	443,301	Ps.	2,477,527	Ps.	2,419,153
Service cost		81,483		50,179		131,662		129,707
Interest cost		158,065		35,279		193,344		170,653
Benefits paid		(136,962)		(78,512)		(215,474)		(183,496)
Remeasurement of post-employment benefit obligations		165,775		47,928		213,703		(49,877)
Past service cost		37,273		9,573		46,846		(8,613)
End of year		2,339,860		507,748		2,847,608		2,477,527

Fair value of plan assets:
Beginning of year		1,108,176		406,854		1,515,030		1,703,058
Return on plan assets		82,002		30,786		112,788		120,591
Remeasurement on plan assets		(17,227)		(16,162)		(33,389)		(146,963)
Benefits paid		(121,875)		(93,058)		(214,933)		(161,656)
End of year		1,051,076		328,420		1,379,496		1,515,030
Unfunded status of the plan assets	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112	Ps.	962,497

Schedule of post-employment benefits

The changes in the net post-employment liability (asset) in the consolidated statements of financial position as of December 31, 2019 and 2018, are as follows:

			Seniority
	Pensions		Premiums		2019		2018

Beginning of net post-employment liability (asset)	Ps.	926,050	Ps.	36,447	Ps.	962,497	Ps.	716,095
Net periodic cost		194,819		64,245		259,064		171,156
Remeasurement of post-employment benefits		183,002		64,090		247,092		97,086
Benefits paid		(15,087)		14,546		(541)		(21,840)
Ending net post-employment liability	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112	Ps.	962,497

The post-employment benefits as of December 31, 2019 and 2018 and remeasurements adjustments for the years ended December 31, 2019 and 2018, are summarized as follows:

	2019		2018
Pensions:
Defined benefit obligations	Ps.	2,339,860	Ps.	2,034,226
Plan assets		1,051,076		1,108,176
Unfunded status of plans		1,288,784		926,050
Remeasurements adjustments (1)		183,002		70,861

Seniority premiums:
Defined benefit obligations	Ps.	507,748	Ps.	443,301
Plan assets		328,420		406,854
Unfunded status of plans		179,328		36,447
Remeasurements adjustments (1)		64,090		26,225
(1)	On defined benefit obligations and plan assets.

Schedule of plan asset allocation

	2019	2018
Equity securities (1)	28.6%	29.1%
Fixed rate instruments	71.4%	70.9%
Total	100.0%	100.0%
(1)	Included within plan assets at December 31, 2019 and 2018, are shares of the Company held by the trust with a fair value of Ps.136,963 and Ps.152,367, respectively.

Schedule of plan assets measured at fair value

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2019 and 2018:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2019		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	136,963	Ps.	136,963	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		218,269		218,269		—		—
Money market securities (3)		766,181		766,181		—		—
Other equity securities		258,083		258,083		—		—
Total investment assets	Ps.	1,379,496	Ps.	1,379,496	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2018		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	152,367	Ps.	152,367	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		208,565		208,565		—		—
Money market securities (3)		880,808		880,808		—		—
Other equity securities		273,290		273,290		—		—
Total investment assets	Ps.	1,515,030	Ps.	1,515,030	Ps.	—	Ps.	—
(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

Schedule of the weighted average durations of the defined benefit plans

	2019		2018
Seniority Premiums	8.2	years	8.4	years
Pensions	7.0	years	8.0	years